U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:

       DREYFUS INSTITUTIONAL MONEY MARKET SERIES
       200 Park Avenue
       New York, NY  10166

2.   Name of each series or class of funds for which this notice is filed:

       Government Securities Series and Money Market Series

3.   Investment Company Act File Number:  811-3025

     Securities Act File Number:  2-67061

4.   Last day of fiscal year for which this notice is filed:

       December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                               [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                            NOT APPLICABLE

7. Number of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       Government Securities Series:  405,628,927
                Money Market Series:  None

8. Number of securities registered during the fiscal year other than pursuant to rule 24f-2:

       Government Securities Series:  550,721,427
                Money Market Series:  937,810,847
 9.   Number and aggregate sale price of securities sold during the fiscal year:
                                          NUMBER          SALE PRICE

       Government Securities Series:    576,592,577    $  576,592,577
                Money Market Series:  5,176,369,125    $5,176,369,125

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                          NUMBER          SALE PRICE

       Government Securities Series:    576,592,577    $  576,592,577
                Money Market Series:  5,095,326,061    $5,095,326,061

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                                          NUMBER          SALE PRICE

       Government Securities Series:       N/A               N/A
                Money Market Series:       N/A               N/A


12.  Calculation of registration fee:

     GOVERNMENT SECURITIES SERIES:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $576,592,577
                                                             ----------------

   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 597,059,331
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $  - 0 -
                                                             ----------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                            ================
     MONEY MARKET SERIES:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $5,095,326,061
                                                             ----------------

   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 5,095,326,061
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $  - 0 -
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $  - 0 -
                                                             ================

          TOTAL FEE DUE BOTH SERIES                           $  - 0 -
                                                             ================


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depo-sitory as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A

                                  SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*
                               /s/ Elizabeth A. Keeley
                               Elizabeth A. Keeley, Vice President


     Date: February 12, 1997


* Please print the name and title of the signing officer below the signature.